Financial instruments	12 Months Ended
Dec. 31, 2017
Financial instruments
Financial instruments

40.        Financial instruments

Capital management

The Group manages its capital to ensure that entities in the Group will be able to continue as going concerns while maximizing the return to stakeholders through the optimization of the capital structure.

The capital structure of the Group consists of net debt (debt as detailed in Note 31, Note 32, Note 33 and Note 34 offset by cash and cash equivalent) and equity of the Group.

Where the entity manages its capital through issuing/repurchasing shares and raising/repayment of debts. The Group reviews the capital structure on a semi-annual basis. As part of this review, the Group considers the cost of capital and the risks associates with each class of capital. The Group will balance its overall capital structure through the payment of dividends, new share issues and share buy-backs as well as the issue of new debt or the redemption of existing debt.

Gearing ratio

The gearing ratio at end of the reporting period was as follows.

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Debt*	3,313,048	3,025,283	1,414,943
Cash and cash equivalent	(1,838,300)	(2,126,011)	(1,005,201)
Other financial assets - current	(683,812)	(31,543)	(282,880)
Net debt	790,936	867,729	126,862
Equity	6,721,335	5,403,227	4,190,255
Net debt to equity ratio	11.8%	16.1%	1.3%
*

Debt is defined as long-term and short-term borrowings (excluding derivatives), convertible bonds, short-term and medium-term notes, and bonds payables as described in Note 31, Note 32, Note 33 and Note 34.

Financial risk management objectives

The Group’s corporate treasury function co-ordinates access to domestic and international financial markets, monitors and manages the financial risks relating to the operations of the Group through internal risk reports which analyze exposures by degree and magnitude of risks. These risks include market risk including currency risk, interest rate risk and other price risk, credit risk and liquidity risk.

The Group seeks to minimize the effects of these risks by using derivative financial instruments to hedge risk exposures. The use of financial derivatives is governed by the Group’s policies approved by the board of directors, which provide written principles on foreign exchange risk, interest rate risk, credit risk, the use of financial derivatives and non-derivative financial instruments, and the investment of excess liquidity. Compliance with policies and exposure limits is reviewed on continuous basis. The Group does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.

Market risk

The Group’s activities expose it primarily to the financial risks of changes in foreign currency exchange rates and interest rates. The Group enters into a variety of derivative financial instruments to manage its exposure to foreign currency risk and interest rate risk, including:

•	forward foreign exchange contracts to hedge the exchange rate risk arising on the import from suppliers;
•	interest rate swaps to mitigate the risk of rising interest rates; and
•

cross-currency interest rate swap contracts to protect against volatility of future cash flows caused by the changes in both interest rates and exchange rates associated with outstanding long-term debt denominated in a currency other than the US dollar.

Market risk exposures are measured using the sensitivity analysis and the analysis in the following sections relate to the position as at December 31, 2017, 2016 and 2015.

There has been no change to the Group’s exposure to market risks or the manner in which these risks are managed and measured.

Foreign currency risk management

The Group undertakes transactions denominated in foreign currencies, consequently, exposures to exchange rate fluctuations arise. Exchange rate exposures are managed within approved policy parameters utilizing forward foreign exchange contracts.

The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

	Liabilities			Assets
	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
EUR	125,171	112,827	76,462	72,181	39,619	33,968
JPY	30,422	41,976	5,553	29,245	35,237	2,986
RMB	2,410,284	2,714,492	586,931	1,765,846	1,633,433	909,497
Others	43,824	27,083	14,127	8,688	3,860	2,529

Foreign currency sensitivity analysis

The Group is mainly exposed to the currency of RMB, Japanese Yen (“JPY”) and Euros (“EUR”).

The following table details the Group’s sensitivity to a 5% increase in the foreign currencies against USD. 5% represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 5% change in foreign currency rates. For a 5% decrease of the foreign currency against USD, there would be an equal and opposite impact on the profit or equity below predicted.

	EUR			JPY			RMB			Others
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Profit or loss	(2,650)	(3,660)	(2,125)	(62)	(355)	(128)	(33,918)	(6,611)	16,128	(1,848)	(1,222)	(580)
Equity	(2,650)	(3,660)	(2,125)	(62)	(355)	(128)	(33,918)	(6,611)	16,128	(1,848)	(1,222)	(580)

Forward foreign exchange contracts

It is the policy of the Group to enter into forward foreign exchange contracts to cover specific foreign currency payments and receipts within the exposure generated. The Group also enters into forward foreign exchange contracts to manage the foreign currency exposure from purchases/sales and financing activities.

The following table details the forward foreign currency (“FC”) contracts outstanding at the end of the reporting period:

Outstanding contracts

	Average exchange rate			Foreign currency			Notional value			Net Fair value assets (liabilities)
	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15
				FC’000	FC’000	FC’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Buy EUR
Less than 3 months	1.2019	—	1.0895	2,080	—	39,192	2,500	—	42,872	(2)	—	172
Buy RMB
Less than 3 months	6.7622	—	—	648,364	—	—	95,881	—	—	2,111	—	—
							98,381	—	42,872	2,109	—	172

The Group does not enter into foreign currency exchange contracts for speculative purposes.

Cross currency swap contracts

It is the policy of the Group to enter into cross currency swap contracts to protect against volatility of future cash flows caused by the changes in exchange rates associated with outstanding debt denominated in a currency other than the US dollar.

In 2017, 2016 and 2015, the Group entered into or issued several RMB denominated loan facility agreements, short-term notes and medium-term notes (the “RMB Debts”) in the aggregate principal amount of RMB3,714.0 million (approximately US$568.4 million), RMB5,447.0 million (approximately US$785.2 million) and RMB480.0 million (approximately US$74.0 million), respectively. The Group was primarily exposed to changes in the exchange rate for the RMB. To minimize the currency risk, the Group entered into cross currency swap contracts with a contract term fully matching the repayment schedule of the whole part of these RMB Debts to protect against the adverse effect of exchange rate fluctuations arising from the RMB Debts. As of December 31, 2017, the Group had outstanding cross currency swap contracts with notional amounts of RMB6,398.0 million (approximately US$979.2 million) (as of December 31, 2016:  US$854.4 million and 2015:  US$74.0 million).

The cross currency swap contracts were designated as hedging instrument of cash flow hedges since October 2016. Any gains or losses arising from changes in fair value of cross currency swap contracts are taken directly to the statement of profit or loss, except for the effective portion of cash flow hedges, which is recognized in other comprehensive income and later reclassified to profit or loss when the hedged item affects profit or loss.

During the year, US$2.2 million gain of fair value change of cross currency swap was recognized in other gains or losses, net (Note 9, 2016:  US$15.0 million loss and 2015:  US$1.5 million loss). The following foreign-exchange related amounts of cash flow hedges were recognized in profit or loss and other comprehensive income or loss:

	Year ended	Year ended
	12/31/17	12/31/16
	USD’000	USD’000
Total fair value gain (loss) included in other comprehensive income (loss)	95,185	(66,861)
Reclassified from other comprehensive income (loss) to offset foreign exchange gains or losses	(60,042)	32,234
Other comprehensive income (losses) on cash flow hedges recognized during the year	35,143	(34,627)

The following table details the cross currency swap contracts outstanding at the end of the reporting period:

Outstanding contracts

	Average exchange rate			Foreign currency			Notional value			Net Fair value assets (liabilities)
	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15
				FC’000	FC’000	FC’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Buy RMB
3 months to 1 year	6.6369	6.6592	—	1,040,000	787,000	—	159,163	113,450	—	3,997	(6,348)	—
1 year to 5 years	6.6356	6.5830	6.4360	5,358,000	5,140,000	480,000	819,993	740,954	73,966	15,679	(74,170)	(1,459)
							979,156	854,404	73,966	19,676	(80,518)	(1,459)

The Group does not enter into cross currency swap contracts for speculative purposes.

Interest rate risk management

The Group is exposed to interest rate risk relates primarily to the Group’s long-term debt obligations, which the Group generally assumes to fund capital expenditures and working capital requirements. The risk is managed by the Group by maintaining an appropriate mix between fixed and floating rate borrowings, and by the use of interest rate swap contracts and cross currency swap contracts.

The Group’s exposures to interest rates on financial assets and financial liabilities are detailed in the liquidity risk management section of this note.

Interest rate sensitivity analysis

The sensitivity analyses below have been determined based on the exposure to interest rates for both derivatives and non-derivative instruments at the end of the reporting period. For floating rate liabilities, the analysis is prepared assuming the amount of the liability outstanding at the end of the reporting period was outstanding for the whole year.

A  10 basis point increase or decrease represents management’s assessment of the reasonably possible change in interest rates. If interest rates had been 10 basis points higher and all other variables were held constant, the Group’s profit for the year ended December 31, 2017 would increase by US$0.4 million (2016: profit decrease by US$0.5 million and 2015: profit decrease by US$0.4 million). This is mainly attributable to the Group’s exposure to interest rates on its variable rate borrowings.

Credit risk management

Credit risk refers to the risk that counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group is mainly exposed to credit risk from trade and other receivables and deposits with banks and financial institutions.

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management. It is the Group’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures and is offered credit terms only with the approval from Finance and Sales Division. Credit quality of a customer is assessed using publicly available financial information and its own trading records to rate its major customers. The Group’s exposure and credit ratings of its counterparties are continuously monitored. In addition, receivable balances are monitored on an ongoing basis with the result that the Group’s exposure to bad debts is not significant.

Trade receivables consist of a large number of customers, spread across diverse industries and geographical areas.

Apart from Customers A, B, C and D, four largest customers of the Group, the Group does not have significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics. The Group defines counterparties as having similar characteristics if they are related entities. Concentration of credit risk related to Customers A, B, C and D did not exceed 5%,  4%,  1% and 1% respectively of gross monetary assets at the end of current year. Concentration of credit risk to any other counterparty did not exceed 1% of gross monetary assets at the end of current year.

Net revenue and accounts receivable for customers which accounted for 5% or more of the Group’s net sales and gross accounts receivable is disclosed in Note 6.

The credit risk on liquid funds and derivative financial instruments is limited because the counterparties are banks with high credit-ratings.

Liquidity risk management

The Group manages liquidity risk by maintaining adequate cash reserves, banking facilities and reserve borrowing facilities, by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

Liquidity and interest risk tables

The following tables detail the Group’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment periods. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The tables include both interest and principal cash flows. To the extent that interest flows are floating rate, the undiscounted amount is derived from interest rate curves at the end of the reporting period. The contractual maturity is based on the earliest date on which the Group may be required to pay.

		Weighted
		average
		effective	Less than	3 months
		interest rate	3 months	to 1 year	1–5 years	5+years	Total
		%	USD’000	USD’000	USD’000	USD’000	USD’000
December 31, 2017
Interest-bearing bank and	Fixed	3.20%	140,338	24,757	313,497	338,632	817,224
other borrowings	Floating	2.36%	16,712	87,753	958,367	307,003	1,369,835
Convertible bonds		3.79%	—	—	442,500	—	442,500
Bonds payable		4.52%	—	—	500,000	—	500,000
Medium-term notes		3.70%	—	—	226,162	—	226,162
Finance lease payables		3.68%	434	1,308	4,935	—	6,677
Trade and other payables			880,795	5,492	161,169	3,004	1,050,460
Contingent consideration			—	—	12,549	—	12,549
			1,038,279	119,310	2,619,179	648,639	4,425,407

		Weighted
		average
		effective	Less than	3 months
		interest rate	3 months	to 1 year	1–5 years	5+ years	Total
		%	USD’000	USD’000	USD’000	USD’000	USD’000
December 31, 2016
Interest-bearing bank and	Fixed	2.50%	130,728	6,729	131,474	384,382	653,313
other borrowings	Floating	2.62%	6,039	67,347	785,059	4,781	863,226
Convertible bonds		2.78%–3.79%	393,200	—	450,000	—	843,200
Bonds payable		4.52%	—	—	500,000	—	500,000
Medium-term notes		3.70%	—	—	226,162	—	226,162
Short-term notes		2.99%	—	90,465	—	—	90,465
Finance lease payables		3.68%	382	1,147	6,118	—	7,647
Trade and other payables			915,840	1,353	21,706	1,654	940,553
			1,446,189	167,041	2,120,519	390,817	4,124,566

		Weighted
		average
		effective	Less than	3 months
		interest rate	3 months	to 1 year	1–5 years	5+ years	Total
		%	USD’000	USD’000	USD’000	USD’000	USD’000
December 31, 2015
Interest-bearing bank and	Fixed	1.69%	42,963	—	149,253	238,831	431,047
other borrowings	Floating	4.98%	—	71,944	158,744	—	230,688
Convertible bonds		2.78%–3.79%	—	404,000	—	—	404,000
Bonds payable		4.52%	—	—	500,000	—	500,000
Trade and other payables			920,426	28,508	5,350	93,482	1,047,766
			963,389	504,452	813,347	332,313	2,613,501

The following table details the Group’s expected maturity for its non-derivative financial assets. The table has been drawn up based on the undiscounted contractual maturities of the financial assets including interest that will be earned on those assets. The inclusion of information on non- derivative financial assets is necessary in order to understand the Group’s liquidity risk management as the liquidity is managed on a net asset and liability basis.

	Weighted
	average
	effective	Less than	3 months
	interest rate	3 months	to 1 year	1–5 years	5+ years	Total
	%	USD’000	USD’000	USD’000	USD’000	USD’000
December 31, 2017
Trade and other receivables		616,308	—	—	—	616,308
Cash and cash equivalent, restricted cash & short-term investments*	1.25%	2,231,089	276,723	116,282	—	2,624,094
Available for sale financial assets		—	—	—	24,844	24,844
		2,847,397	276,723	116,282	24,844	3,265,246

	Weighted
	average
	effective	Less than	3 months
	interest rate	3 months	to 1 year	1–5 years	5+ years	Total
	%	USD’000	USD’000	USD’000	USD’000	USD’000
December 31, 2016
Trade and other receivables		645,822	—	—	—	645,822
Cash and cash equivalent, restricted cash & short-term investments*	1.19%	2,000,717	480,379	21,125	—	2,502,221
Available for sale financial assets		—	—	—	21,966	21,966
		2,646,539	480,379	21,125	21,966	3,170,009

	Weighted
	average
	effective	Less than	3 months
	interest rate	3 months	to 1 year	1–5 years	5+ years	Total
	%	USD’000	USD’000	USD’000	USD’000	USD’000
December 31, 2015
Trade and other receivables		499,846	—	—	—	499,846
Cash and cash equivalent, restricted cash & short-term investments*	2.12%	1,549,692	45,038	—	—	1,594,730
Available for sale financial assets		—	—	—	19,750	19,750
		2,049,538	45,038	—	19,750	2,114,326

The amounts included above for variable interest rate instruments for both non-derivative financial assets and liabilities is subject to change if changes in variable interest rates differ to those estimates of interest rates determined at the end of the reporting period.

*	The above restricted cash exclude the cash received from government funds.

The Group has access to short-term financing facilities as described in below section, of which US$1,810.2 million were unused at the end of the reporting period (2016:  US$1,873.8 million and 2015:  US$1,351.7 million). The Group expects to meet its other obligations from operating cash flows and proceeds of maturing financial assets.

The following table details the Group’s liquidity analysis for its derivative financial instruments. The table has been drawn up based on the undiscounted contractual net cash inflows and outflows on derivative instruments that settle on a net basis, and the undiscounted gross inflows and outflows on those derivatives that require gross settlement. When the amount payable or receivable is not fixed, the amount disclosed has been determined by reference to the projected interest rates as illustrated by the yield curves at the end of the reporting period.

	Less than	3 months		above
	3 months	to 1 year	1–5 years	5 years	Total
	USD’000	USD’000	USD’000	USD’000	USD’000
December 31, 2017	`
Gross settled:
Cross currency swap contracts— cash flow hedges
— inflows	—	37,703	512,067	—	549,770
— (outflows)	—	(34,254)	(480,984)	—	(515,238)
Net settled:
Cross currency swap contracts— cash flow hedges
— net inflows	—	2,854	20,730	—	23,584
	—	6,303	51,813	—	58,116

	Less than	3 months		above
	3 months	to 1 year	1–5 years	5 years	Total
	USD’000	USD’000	USD’000	USD’000	USD’000
December 31, 2016
Gross settled:
Cross currency swap contracts— cash flow hedges
— inflows	—	71,120	403,265	—	474,385
— (outflows)	—	(72,872)	(396,332)	—	(469,204)
Net settled:
Cross currency swap contracts— cash flow hedges
— net outflows		(1,355)	(1,475)		(2,830)
	—	(3,107)	5,458	—	2,351

	Less than	3 months		above
	3 months	to 1 year	1–5 years	5 years	Total
	USD’000	USD’000	USD’000	USD’000	USD’000
December 31, 2015
Net settled:
Cross currency swap contracts
— net inflows	—	—	4,381	—	4,381
	—	—	4,381	—	4,381

Fair value of financial instruments

Fair value of financial instruments carried at amortized cost

The Group considers that the carrying amounts of financial assets and financial liabilities recognized in the consolidated financial statements approximate their fair values.

Valuation techniques and assumptions applied for the purposes of measuring fair value

The fair values of financial assets and financial liabilities are determined as follows:

•

the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information that the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group’s evaluation of those factors changes.

Fair value measurements recognized in the consolidated statement of financial position

The following tables provide an analysis of financial instruments that are measured at fair value on a recurring basis subsequent to initial recognition, grouped into Levels 1 to 3 based on the degree to which the fair value is observable. There is no transfer within different levels of the fair value hierarchy in the year ended December 31, 2017, 2016 and 2015:

•	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active market for identical assets or liabilities;
•

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices), and

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

		12/31/17
	Valuation technique(s) and key input	Level 1	Level 2	Level 3	Total
		USD’000	USD’000	USD’000	USD’000
Financial assets at fair value
Short-term investment carried at fair value through profit or loss	Discounted cash flow. Future cash flows are estimated based on contracted interest rates and discounted.	—	117,928	—	117,928
Available-for-sale investment	Quoted prices in active markets	2,531	—	—	2,531
Available-for-sale investment	Recent transaction price	—	—	20,134	20,134
Cross currency swap contracts classified as other financial assets in the statement of financial position — cash flow hedges	Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contracted forward rates and discounted.	—	22,337	—	22,337
Foreign currency forward contracts classified as other financial assets in the statement of financial position	Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contracted forward rates and discounted.	—	2,111	—	2,111
		2,531	142,376	20,134	165,041
Financial liabilities at fair value
Cross currency swap contracts classified as other financial liabilities in the statement of financial position — cash flow hedges	Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contracted forward rates and discounted.	—	2,661	—	2,661
Foreign currency forward contracts classified as other financial liabilities in the statement of financial position	Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contracted forward rates and discounted.	—	2	—	2
Contingent consideration	Discounted cash flow. Future cash flows.Future cash flows are basis on management’s best estimation and discounted.	—	—	12,549	12,549
		—	2,663	12,549	15,212

		12/31/16
	Valuation technique(s) and key input	Level 1	Level 2	Level 3	Total
		USD’000	USD’000	USD’000	USD’000
Financial assets at fair value
Short-term investment carried at fair value through profit or loss	Discounted cash flow. Future cash flows are estimated based on contracted interest rates and discounted.	—	24,931	—	24,931
Available-for-sale investment	Quoted prices in active markets	4,713	—	—	4,713
Available-for-sale investment	Recent transaction price	—	—	16,067	16,067
Derivative financial instrument	Measured by Binomial Model with key assumptions including exercise multiple (75%), risk free rate of interest (1.2%), expected volatility (46.8%) and rate of return (10%).	—	—	32,894	32,894
		4,713	24,931	48,961	78,605
Financial liabilities at fair value
Cross currency swap contracts classified as other financial liabilities in the statement of financial position — cash flow hedges	Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contracted forward rates and discounted.	—	80,518	—	80,518
		—	80,518	—	80,518

		12/31/15
	Valuation technique(s) and key input	Level 1	Level 2	Level 3	Total
		USD’000	USD’000	USD’000	USD’000
Financial assets at fair value
Short-term investment carried at fair value through profit or loss	Discounted cash flow. Future cash flows are estimated based on contracted interest rates and discounted.	—	257,583	—	257,583
Foreign currency forward contracts classified as other financial assets in the statement of financial position	Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contracted forward rates and discounted.	—	172	—	172
Available-for-sale investment	Quoted prices in active markets	3,300	—	—	3,300
Available-for-sale investment	Recent transaction price	—	—	15,173	15,173
Derivative financial instrument	Measured by Binomial Model with key assumptions including exercise multiple (75%), risk free rate of interest (1.2%), expected volatility (46.8%) and rate of return (10%).	—	—	30,173	30,173
		3,300	257,755	45,346	306,401
Financial liabilities at fair value
Cross currency swap contracts classified as other financial liabilities in the statement of financial position	Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contracted forward rates and discounted.	—	1,459	—	1,459
		—	1,459	—	1,459